Interbank borrowings (Details 2) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	$ 2,519,818	$ 1,788,626
Loans From Foreign Financial Institutions [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	2,232,856	1,284,501
Loans From Foreign Financial Institutions [Member] | Due Within 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	1,970,790	1,648,955
Loans From Foreign Financial Institutions [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	225,025	139,671
Loans From Foreign Financial Institutions [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	37,400
Loans From Foreign Financial Institutions [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings
Loans From Foreign Financial Institutions [Member] | Due After 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings
Loans from foreign financial institutions, continuacion [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	$ 2,519,818	$ 1,788,626